Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	¥ (97,925)	$ (14,241)	¥ (75,532)	¥ (42,152)
Net cash used in investing activities	(139,206)	(20,246)	(28,644)	(29,928)
Net cash provided by financing activities	614,884	89,431	217,446	135,348
Effect of exchange rate changes	(9,352)	(1,362)	(8,282)	2,450
Net increase in cash and cash equivalents and restricted cash	368,401	53,582	104,988	65,718
Cash, cash equivalents and restricted cash at the beginning of year	208,276	30,292	103,288	37,570
Cash, cash equivalents and restricted cash at the end of year	576,677	83,874	208,276	103,288
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	16,052	2,335	(744)	(2,311)
Net cash used in investing activities	(535,995)	(77,957)	(157,412)	(77,193)
Net cash provided by financing activities	614,884	89,431	217,446	134,348
Effect of exchange rate changes	24,866	3,617	(7,695)	2,649
Net increase in cash and cash equivalents and restricted cash	119,807	17,426	51,595	57,493
Cash, cash equivalents and restricted cash at the beginning of year	118,429	17,224	66,834	9,341
Cash, cash equivalents and restricted cash at the end of year	¥ 238,236	$ 34,650	¥ 118,429	¥ 66,834